Financing Agreements - Short-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Short-term Debt [Line Items]
Short-term debt	$ 138.6	$ 1,064.6		$ 1,054.6
Commercial paper
Short-term Debt [Line Items]
Short-term debt	0	192.0		554.6
Weighted Average Rate	0.00%	1.22%		1.19%
Current portion of long-term debt
Short-term Debt [Line Items]
Short-term debt	$ 138.6	$ 872.6	[1],[2]	$ 500.0	[1],[2]
Weighted Average Rate	6.75%	2.42%	[1],[2]	0.49%	[1],[2]

[1]	See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
[2]	See the "Affiliated Financing Agreements" in the Related Party Transactions note to these Consolidated Financial Statements.